ACCUMULATED OTHER COMPREHENSIVE INCOME (LOSS) - Components of AOCI (Details) - USD ($) $ in Millions	6 Months Ended
	Jun. 30, 2021	Jun. 30, 2020
Accumulated Other Comprehensive Income [Roll Forward]
Beginning balance	$ 4,989	$ 6,121
Ending balance	6,030	5,925
Other comprehensive income (loss) allocated to noncontrolling interests	2	(2)
Total
Accumulated Other Comprehensive Income [Roll Forward]
Beginning balance	(2,676)	(2,002)
Other comprehensive income (loss), before reclassifications	151	(409)
Amounts reclassified from other comprehensive income	(75)	(49)
Other comprehensive income (loss)	76	(458)
Ending balance	(2,600)	(2,460)
Unrealized Gain (Loss) on Cash Flow Hedges
Accumulated Other Comprehensive Income [Roll Forward]
Beginning balance	(6)	(54)
Other comprehensive income (loss), before reclassifications	(59)	47
Amounts reclassified from other comprehensive income	(14)	10
Other comprehensive income (loss)	(73)	57
Ending balance	(79)	3
Change in Retirement Plans’ Funded Status
Accumulated Other Comprehensive Income [Roll Forward]
Beginning balance	(653)	(650)
Other comprehensive income (loss), before reclassifications	27	32
Amounts reclassified from other comprehensive income	(61)	(59)
Other comprehensive income (loss)	(34)	(27)
Ending balance	(687)	(677)
Foreign Currency Translation
Accumulated Other Comprehensive Income [Roll Forward]
Beginning balance	(1,884)	(1,145)
Other comprehensive income (loss), before reclassifications	204	(474)
Amounts reclassified from other comprehensive income	0	0
Other comprehensive income (loss)	204	(474)
Ending balance	(1,680)	(1,619)
Share of Other Comprehensive Income (Loss) of Entities Using the Equity Method
Accumulated Other Comprehensive Income [Roll Forward]
Beginning balance	(133)	(153)
Other comprehensive income (loss), before reclassifications	(21)	(14)
Amounts reclassified from other comprehensive income	0	0
Other comprehensive income (loss)	(21)	(14)
Ending balance	$ (154)	$ (167)